Portfolio of Investments
Variable Portfolio – U.S. Flexible Moderate Growth Fund, September 30, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Equity Funds 46.0%
	Shares	Value ($)
U.S. Large Cap 46.0%
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares(a),(b)	1,641,025	98,494,357
Columbia Variable Portfolio - Large Cap Index Fund, Class 1 Shares(a),(b)	7,300,209	199,149,696
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares(a),(b)	3,894,892	97,528,100
CTIVP® – Loomis Sayles Growth Fund, Class 1 Shares(a),(b)	2,203,604	100,484,326
CTIVP® – Morgan Stanley Advantage Fund, Class 1 Shares(a),(b)	1,903,599	102,375,571
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares(a),(b)	4,372,390	97,460,566
Variable Portfolio - Partners Core Equity Fund, Class 1 Shares(a),(b)	8,138,578	197,686,051
Total		893,178,667
Total Equity Funds (Cost $670,619,324)		893,178,667

Exchange-Traded Fixed Income Funds 9.5%

Investment Grade 9.5%
iShares Core U.S. Aggregate Bond ETF	206,400	24,367,584
iShares iBoxx $ Investment Grade Corporate Bond ETF	631,363	85,050,910
Vanguard Intermediate-Term Corporate Bond ETF	790,000	75,682,000
Total		185,100,494
Total Exchange-Traded Fixed Income Funds (Cost $174,621,486)		185,100,494

Fixed Income Funds 26.4%

High Yield 1.5%
Columbia Variable Portfolio – Income Opportunities Fund, Class 1 Shares(a)	4,108,353	29,949,895
Investment Grade 24.9%
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares(a)	9,181,311	102,555,249
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares(a)	3,032,728	30,024,011
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares(a)	2,003,738	24,365,453
Fixed Income Funds (continued)
	Shares	Value ($)
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares(a)	2,801,853	30,063,880
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares(a)	8,660,872	98,993,770
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares(a)	8,418,350	95,632,456
CTIVP® – Wells Fargo Short Duration Government Fund, Class 1 Shares(a)	1,328,457	13,669,818
Variable Portfolio - Partners Core Bond Fund, Class 1 Shares(a)	7,645,169	88,683,957
Total		483,988,594
Total Fixed Income Funds (Cost $483,926,828)		513,938,489

Residential Mortgage-Backed Securities - Agency 24.2%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Uniform Mortgage-Backed Security TBA(c)
10/19/2035	2.500%	134,920,000	140,885,994
10/19/2035- 10/14/2050	3.000%	267,090,000	280,016,732
10/14/2050	3.500%	47,000,000	49,553,789
Total Residential Mortgage-Backed Securities - Agency (Cost $471,598,684)			470,456,515

Options Purchased Puts 0.8%
Value ($)
(Cost $16,638,115)	14,791,975

Money Market Funds 15.4%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.136%(a),(d)	298,436,006	298,406,162
Total Money Market Funds (Cost $298,396,044)		298,406,162
Total Investments in Securities (Cost: $2,115,800,481)		2,375,872,302
Other Assets & Liabilities, Net		(432,682,400)
Net Assets		1,943,189,902
At September 30, 2020, securities and/or cash totaling $41,704,076 were pledged as collateral.
Variable Portfolio – U.S. Flexible Moderate Growth Fund | Quarterly Report 2020	1

Portfolio of Investments   (continued)
Variable Portfolio – U.S. Flexible Moderate Growth Fund, September 30, 2020 (Unaudited)
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
S&P 500 Index E-mini	379	12/2020	USD	63,520,400	411,223	—
U.S. Long Bond	566	12/2020	USD	99,775,188	—	(942,966)
U.S. Treasury 10-Year Note	690	12/2020	USD	96,276,563	47,135	—
U.S. Treasury 2-Year Note	228	12/2020	USD	50,379,094	10,254	—
U.S. Treasury 5-Year Note	870	12/2020	USD	109,647,188	45,804	—
U.S. Ultra Treasury Bond	189	12/2020	USD	41,922,563	—	(644,207)
Total					514,416	(1,587,173)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
S&P 500 Index E-mini	(1,892)	12/2020	USD	(317,099,200)	—	(2,076,432)

Put option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
S&P 500 Index	JPMorgan	USD	186,646,500	555	2,600.00	12/17/2021	9,487,100	7,767,225
S&P 500 Index	JPMorgan	USD	100,890,000	300	2,800.00	12/17/2021	5,042,425	5,518,500
S&P 500 Index	JPMorgan	USD	42,037,500	125	2,500.00	12/17/2021	2,108,590	1,506,250
Total							16,638,115	14,791,975

Cleared credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX North America Investment Grade Index, Series 35	Morgan Stanley	12/20/2025	1.000	Quarterly	0.593	USD	220,000,000	(232,894)	—	—	—	(232,894)
*	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended September 30, 2020 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Short-Term Cash Fund, 0.136%
	379,061,811	755,487,178	(836,156,333)	13,506	298,406,162	—	(5,338)	1,828,408	298,436,006
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares
	91,387,243	9,309,629	(5,993,318)	3,790,803	98,494,357	—	227,123	—	1,641,025
Columbia Variable Portfolio – Income Opportunities Fund, Class 1 Shares
	27,710,814	4,200,390	(741,742)	(1,219,567)	29,949,895	—	(51,594)	1,415,696	4,108,353
2	Variable Portfolio – U.S. Flexible Moderate Growth Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Variable Portfolio – U.S. Flexible Moderate Growth Fund, September 30, 2020 (Unaudited)
Notes to Portfolio of Investments  (continued)
Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares
	94,555,648	9,270,176	(5,739,277)	4,468,702	102,555,249	1,155,819	110,441	2,857,246	9,181,311
Columbia Variable Portfolio - Large Cap Index Fund, Class 1 Shares
	183,675,859	16,738,824	(13,507,558)	12,242,571	199,149,696	—	1,165,036	—	7,300,209
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares
	27,822,176	3,009,555	(1,200,635)	392,915	30,024,011	—	(3,985)	792,037	3,032,728
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares
	22,651,137	1,915,868	(2,363,222)	2,161,670	24,365,453	351,372	254,803	627,479	2,003,738
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares
	92,312,417	17,401,807	(6,522,310)	(5,663,814)	97,528,100	—	(366,101)	—	3,894,892
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares
	27,815,300	3,398,147	(1,432,808)	283,241	30,063,880	105,396	18,925	765,595	2,801,853
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares
	91,666,736	8,390,245	(4,589,784)	3,526,573	98,993,770	—	(21,491)	1,900,772	8,660,872
CTIVP® – Loomis Sayles Growth Fund, Class 1 Shares
	91,927,672	1,837,248	(10,311,547)	17,030,953	100,484,326	—	2,203,022	—	2,203,604
CTIVP® – Morgan Stanley Advantage Fund, Class 1 Shares
	91,216,448	2,648,391	(25,133,603)	33,644,335	102,375,571	—	8,025,629	—	1,903,599
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares
	91,535,607	21,280,669	(4,071,363)	(11,284,347)	97,460,566	—	(508,222)	—	4,372,390
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares
	88,522,911	9,701,617	(5,304,151)	2,712,079	95,632,456	1,532,302	125,605	2,166,771	8,418,350
CTIVP® – Wells Fargo Short Duration Government Fund, Class 1 Shares
	12,670,335	1,681,218	(686,024)	4,289	13,669,818	42,277	10,722	387,847	1,328,457
Variable Portfolio - Partners Core Bond Fund, Class 1 Shares
	82,020,524	8,290,268	(4,844,985)	3,218,150	88,683,957	779,760	120,427	1,784,117	7,645,169
Variable Portfolio - Partners Core Equity Fund, Class 1 Shares
	183,152,051	18,440,492	(10,371,267)	6,464,775	197,686,051	—	425,885	—	8,138,578
Total	1,679,704,689			71,786,834	1,705,523,318	3,966,926	11,730,887	14,525,968

(b)	Non-income producing investment.
(c)	Represents a security purchased on a when-issued basis.
(d)	The rate shown is the seven-day current annualized yield at September 30, 2020.
Abbreviation Legend
TBA	To Be Announced
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Variable Portfolio – U.S. Flexible Moderate Growth Fund | Quarterly Report 2020	3